Dispositions and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Dispositions and Discontinued Operations
  Dispositions and Discontinued Operations
From time to time the Company enters into agreements to sell assets. The following table provides information related to the sale of several of the Company’s assets, excluding other miscellaneous asset sales that occur in the normal course of business, during the years ended December 31, 2012, 2011 and 2010:

Asset		Segment	Period of Sale	Proceeds	Gain/(Loss) (a)
				(in thousands)
2012:
	Hercules 2501	Domestic Offshore	June 2012	$7,000	$5,465
	Hercules 29	Inland	July 2012	900	770
	Platform Rig 3 (b)	International Offshore	August 2012	35,516	18,350
	Hercules 101	Domestic Offshore	September 2012	1,200	—
	Hercules 252 (c)	Domestic Offshore	October 2012	8,000	—
	Hercules 257	Domestic Offshore	November 2012	6,500	2,450
	Hercules 259	Domestic Offshore	November 2012	8,000	6,441
	Hercules 75	Domestic Offshore	December 2012	650	(911)
	Hercules 77	Domestic Offshore	December 2012	650	(825)
	Hercules 28	Inland	December 2012	600	474
				$69,016	$32,214

Asset		Segment	Period of Sale	Proceeds	Gain/(Loss) (a)
				(in thousands)
2011:
	Hercules 78	Domestic Offshore	May 2011	$1,700	$20
	Various (d)	Delta Towing	May 2011	30,000	(13,359)
	Hercules 152	Domestic Offshore	July 2011	5,000	271
	Hercules 190	Domestic Offshore	September 2011	2,000	1,440
	Hercules 254	Domestic Offshore	September 2011	2,054	369
	Hercules 800	Domestic Offshore	October 2011	1,360	843
	Hercules 256	Domestic Offshore	December 2011	6,725	5,151
	Hercules 2502	Domestic Offshore	December 2011	6,725	5,151
	Hercules 2503	Domestic Offshore	December 2011	5,000	3,460
	Hercules 2008	Domestic Offshore	December 2011	1,500	35
				$62,064	$3,381
2010:
	Various (e)	Inland	March 2010	$2,200	$1,753
	Various (e)	Inland	April 2010	800	410
	Hercules 191	Domestic Offshore	April 2010	5,000	3,067
	Hercules 255	Domestic Offshore	September 2010	5,000	3,180
	Hercules 155	Domestic Offshore	December 2010	4,800	3,969
				$17,800	$12,379

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(a)	Gains (Losses) on the Inland and Delta segments are reflected in the Consolidated Statement of Operations as discontinued operations.

(b)	This represents the gain on the sale of Platform Rig 3 and related legal entities.

(c))	During the third quarter of 2012, the Company realized an impairment charge related to the write-down of Hercules 252 (See Note 12).

(d)	The Company completed the sale of substantially all of Delta Towing’s assets.

(e)	The Company entered into an agreement to sell six of its retired barges for $3.0 million. The sale of three barges closed in each of March and April 2010.
Discontinued Operations
In May 2011, the Company completed the sale of substantially all of Delta Towing’s assets and certain liabilities for aggregate consideration of $30 million in cash (the “Delta Towing Sale”) and recognized a loss on the sale of approximately $13 million. In addition, the Company retained the working capital of its Delta Towing business which was approximately $6 million at the date of sale. The results of operations of the Delta Towing segment are reflected in the Consolidated Statements of Operations for the two years ended December 31, 2011 as discontinued operations.
In May 2013, the Company entered into an agreement to sell eleven inland barge rigs, which comprised the majority of the Inland segment fleet, and related assets for $45 million, and in July 2013 the Company closed on the sale of these Inland assets. Additionally, the Company had previously entered into a separate agreement to sell its Hercules 27 inland barge for $5.0 million, which closed in August 2013. As a result of these sales, the results of operations of the Inland assets included in these sales are reflected in the Consolidated Statements of Operations for the years 2012, 2011 and 2010 as discontinued operations. The remaining assets of the Inland segment, which included spare equipment, one cold stacked barge and a barge that will be used as a training rig, have been transferred to the Domestic Offshore segment. The historical results of Domestic Offshore have also been recast to include the operating results of these assets.
In June 2013, the Company entered into an agreement to sell its U.S. Gulf of Mexico Liftboats and related assets. On July 1, 2013, the Company closed on the sale of the liftboats and related assets and received proceeds of approximately $54.4 million. As a result of the Domestic Liftboat sale, the results of operations of the Domestic Liftboats assets included in this sale have been reflected in the Consolidated Statements of Operations for the years 2012, 2011 and 2010 as discontinued operations. In 2008 (2 vessels), 2009 (4 vessels) and 2012 (1 vessel), the Company transferred certain assets from its Domestic Liftboats segment to its International Liftboats segment. The historical results generated by these assets that were previously reported in the Domestic Liftboats segment are reported in the International Liftboats segment. As a result of these transfers, the historical results of International Liftboats have also been recast to include the operating results of these assets.
Interest charges have been allocated to the discontinued operations of the Delta Towing, Inland and Domestic Liftboat segments in accordance with FASB ASC 205-20, Discontinued Operations. The interest was allocated based on a pro rata calculation of the net assets sold as compared to the Company’s consolidated net assets. Interest allocated to discontinued operations for Delta Towing was $0.8 million and $2.5 million for the years ended December 31, 2011 and 2010, respectively. Interest allocated to discontinued operations for the Inland segment was $3.6 million, $4.1 million and $4.6 million for the years 2012, 2011 and 2010, respectively. Interest allocated to discontinued operations for the Domestic Liftboats segment was $2.8 million, $3.0 million, and $3.2 million for the years 2012, 2011 and 2010, respectively.
Operating results included in discontinued operations were as follows:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Delta Towing
Revenue	$—	$9,822	$32,653
Loss Before Income Taxes	$—	$(15,627)	$(4,183)
Income Tax Benefit	—	6,019	1,682
Loss from Discontinued Operations, Net of Taxes	$—	$(9,608)	$(2,501)
Inland
Revenue	$28,015	$28,180	$21,922
Loss Before Income Taxes	$(13,528)	$(11,837)	$(17,047)
Income Tax Benefit	5,435	4,689	6,850
Loss from Discontinued Operations, Net of Taxes	$(8,093)	$(7,148)	$(10,197)
Domestic Liftboats
Revenue	$63,552	$52,607	$65,791
Income (Loss) Before Income Taxes	$3,240	$(7,592)	$6,513
Income Tax Benefit (Provision)	(1,151)	2,970	(2,391)
Income (Loss) from Discontinued Operations, Net of Taxes	$2,089	$(4,622)	$4,122
Total
Revenue	$91,567	$90,609	$120,366
Loss Before Income Taxes	$(10,288)	$(35,056)	$(14,717)
Income Tax Benefit	4,284	13,678	6,141
Loss from Discontinued Operations, Net of Taxes	$(6,004)	$(21,378)	$(8,576)

The year ended December 31, 2011 includes a loss of $13.4 million, or $8.2 million net of taxes, in connection with the Delta Towing Sale.
The carrying value of the assets included in the Delta Towing Sale are as follows:

May 13, 2011
(In thousands)
Property and Equipment, Net and Related Assets	$43,359